Share Based Payments and Stock Options (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of share-based payment expense and new shares issued
	Three Months Ended March 31,
	2020	2019
Total non-cash share-based compensation	$4,115,068	$80,278

	2019	2018
Expected volatility	87.8%-92.7%	72.91%-90.81%
Expected dividends	None	None
Expected term	2-5 years	2.5 years
Risk-free rate	1.64%	1.64%

Schedule of awards issued

2020
Total shares available for issuance pursuant to the 2014 Plan	2,500,000
Options outstanding, March 31, 2020	(224,000)
Total options exercised under 2014 Plan	(1,889,833)
Total shares issued pursuant to the 2014 Plan	(375,000)
Awards available for issuance under the 2014 Plan, March 31, 2020	11,167

2020
Total shares available for issuance pursuant to the 2018 Plan, after amendment	5,000,000
Options outstanding, March 31, 2020	(1,618,500)
Total options exercised under 2018 Plan	(31,333)
Total shares issued pursuant to the 2018 Plan	(69,750)
Awards available for issuance under the 2018 Plan, March 31, 2020	3,280,417

Schedule of stock options
Options	Shares	Weight - Average Exercise Price	Weighted - Average Remaining Contractual Term	Weighted - Average Grant Date Fair Value
Outstanding at December 31, 2019	1,916,333	$2.78	3.81 years	$1.71
Granted	607,500	3.92		$2.29
Exercised	(414,663)	$1.83		$.85
Forfeited or expired	-
Outstanding at March 31, 2020	2,109,170	$2.97	3.01 years	$1.88
Options vested at March 31, 2020	1,210,837	$2.74	2.68 years	$1.66

2019
Awards issued under the 2014 Plan as of December 31, 2019 are summarized below:
Total Shares available for issuance pursuant to the 2014 Plan	2,500,000
Options outstanding, December 31 2019	(995,500)
Total options exercised under 2014 Plan	(1,118,333)
Total shares issued pursuant to the 2014 Plan	(375,000)
Awards available for issuance under the 2014 Plan, December 31, 2019	11,167

2019
Total Shares available for issuance pursuant to the 2018 Plan, prior to amendment	2,500,000
Options outstanding, December 31 2019	(281,500)
Total options exercised under 2018 Plan	-
Total shares issued pursuant to the 2018 Plan	(9,500)
Awards available for issuance under the 2018 Plan, December 31, 2019	2,209,000

Schedule of option outstanding
Options	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2018	2,622,000	$.99		$.32
Granted	386,500	$3.21		$1.91
Exercised	(1,068,333)	$.67		$.12
Forfeited or expired	(124,667)	$.76		$.16
Outstanding at December 31, 2018	1,815,500	$1.66	2.65 years	$.78
Vested and exercisable at December 31 2018	1,393,831	$1.39	2.22 years

Outstanding at January 1, 2019	1,815,500	$1.66	2.65 years	$.78
Granted	1,380,000	$3.25		$2.18
Exercised	(667,500)	$.72		$.16
Forfeited or expired	(11,667)	$3.05		$1.63
Outstanding at December 31, 2019	2,516,333	$2.78	3.81 years	$1.71
Vested and exercisable at December 31, 2019	1,346,333	$2.35	3.25 years	$1.32